Shareholders' equity - Subordinated notes - General information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 EUR (€)	Oct. 01, 2014 GBP (£) tranche	Oct. 01, 2014 EUR (€) tranche	Feb. 07, 2014 GBP (£) tranche	Feb. 07, 2014 EUR (€) tranche
IFRS Subordinated Debt [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 1,250	€ 1,409,000,000
Number of working days before a coupon payment is due that the equity impact is recorded	5 days
IFRS Subordinated Debt [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)	50.00%	50.00%
IFRS Subordinated Debt [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)	0.00%	0.00%
Subordinated debt, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 2,800,000,000
Number of tranches within notes issued | tranche									3	3
Subordinated debt, 4.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,000,000,000		€ 1,000,000,000		€ 1,000,000,000				€ 1,000,000,000
Fixed rate coupon (as a percent)	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%			4.25%	4.25%
First step-up interest rate adjustment (as a percent)									0.25%	0.25%
Second step-up interest rate adjustment (as a percent)									0.75%	0.75%
Subordinated debt, 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,000,000,000		€ 1,000,000,000		€ 1,000,000,000				€ 1,000,000,000
Fixed rate coupon (as a percent)	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%			5.25%	5.25%
First step-up interest rate adjustment (as a percent)									0.25%	0.25%
Second step-up interest rate adjustment (as a percent)									0.75%	0.75%
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £	£ 650		£ 650		£ 650				£ 650
Fixed rate coupon (as a percent)	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%			5.875%	5.875%
First step-up interest rate adjustment (as a percent)									0.25%	0.25%
Second step-up interest rate adjustment (as a percent)									0.75%	0.75%
EXB fix rate										€ 0.8314
Subordinated debt, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 3,000,000,000
Number of tranches within notes issued | tranche							3	3
Subordinated debt, 4 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,000,000,000		€ 1,000,000,000		€ 1,000,000,000		€ 1,000,000,000
Fixed rate coupon (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
First step-up interest rate adjustment (as a percent)							0.25%	0.25%
Second step-up interest rate adjustment (as a percent)							0.75%	0.75%
Subordinated debt, 5 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,250,000,000		€ 1,250,000,000		€ 1,250,000,000		€ 1,250,000,000
Fixed rate coupon (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
First step-up interest rate adjustment (as a percent)							0.25%	0.25%
Second step-up interest rate adjustment (as a percent)							0.75%	0.75%
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £	£ 600		£ 600		£ 600		£ 600
Fixed rate coupon (as a percent)	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
First step-up interest rate adjustment (as a percent)							0.25%	0.25%
Second step-up interest rate adjustment (as a percent)							0.75%	0.75%
EXB fix rate								€ 0.7782